Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jul. 01, 2018
Accounting Policies [Line Items]
Restricted Cash and Cash Equivalents	$ 87	$ 87	$ 90
Capitalized Computer Software, Amortization		35,068	31,332	$ 24,571
Capitalized Computer Software, Accumulated Amortization	136,721	136,721	84,279
Impairment of goodwill and acquired intangible assets		7,503	0	9,556
Abandonment of long-lived assets		0	0	2,408
Debt Issuance Costs, Line of Credit Arrangements, Net	1,800	1,800	11,666
Amortization of Debt Issuance Costs		2,367	1,821	1,578
Unamortized Debt Issuance Expense	12,018	12,018	12,585
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		(3,246)	(5,864)
Advertising Expense		427,673	432,546	363,936
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		23,494	(2,687)	936
Foreign Currency Transaction Gain (Loss), Realized		2,506	(19,500)	5,577
Other Nonoperating Gains (Losses)		476	1,155	3,849
Other (expense) income, net		26,476	(21,032)	10,362
Insurance Recoveries			675
Gain on sale of available-for-sale securities		0	0	2,268
Payments for Repurchase of Common Stock		$ 55,567	$ 94,710	$ 50,008
Weighted average shares outstanding — basic		30,786,349	30,948,081	31,291,581
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements		876,356	1,272,320	0
Weighted average shares outstanding — diluted		31,662,705	32,220,401	31,291,581
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	2,291	21,978
Property, plant and equipment, net	490,755	$ 490,755	$ 483,664
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Operating Results		4,100
Write off of Debt Issuance Costs [Domain]
Accounting Policies [Line Items]
Write off of Deferred Debt Issuance Cost			2,921
Build-to-Suit [Member]
Accounting Policies [Line Items]
Property, plant and equipment, net	124,408	124,408	111,926
Other Liabilities	124,643	124,643	115,312
Prepaid Expenses and Other Current Assets [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					$ 3,738
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		3,443
Deferred Tax Assets [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					595
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		(162)
Retained Earnings [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					(3,246)
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		193
Retained Earnings [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		3,228
Deferred Revenue [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets					$ 103
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		103
Accrued Liabilities [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		156
Operating Lease Asset [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	165,000	165,000
Retained Earnings [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		(3,246)	(5,864)
Foreign Exchange Forward [Member]
Accounting Policies [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		24,215	(2,942)	$ 663
Cross Currency Interest Rate Contract [Member]
Accounting Policies [Line Items]
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	$ 3,484		2,722	3,737
Cost of revenue
Accounting Policies [Line Items]
Abandonment of long-lived assets				1,119
Marketing and selling expense
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		295
Technology and Development Expense [Member]
Accounting Policies [Line Items]
Research and Development Expense		40,976	$ 41,451	51,811
Operating Income (Loss) [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Operating Results		7,200
Income Taxes [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		(6)
Technology and development expense
Accounting Policies [Line Items]
Abandonment of long-lived assets				678
Restructuring Charges
Accounting Policies [Line Items]
Abandonment of long-lived assets				611
Net Loss [Member]
Accounting Policies [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification		$ (289)
Tradeprint [Domain]
Accounting Policies [Line Items]
Impairment of goodwill and acquired intangible assets				$ 3,211